Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities

	2019	2018
Customer deposits (a)	70,191	—
Structured operations certificates (b)	19,474	—
Foreign exchange portfolio	8,962	7,011
Other financial liabilities	4	—

Total	98,631	7,011

Current	79,157	7,011
Non-current	19,474	—

(a)	Mainly related to the financial resources of XP Vida e Previdência participant which is in process to be invested.
(b)	Related to structured operations certificates of Banco XP.